Description Of Organization And Business Operations (Details) - USD ($)			4 Months Ended	9 Months Ended
	Nov. 28, 2020	Nov. 27, 2020	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50
Proceeds from issuance of warrants			$ 8,900,000
Offering costs				$ 12,528,579
Underwriting commissions			3,800,000	3,800,000
Deferred underwriting fees			$ 8,050,000	8,050,000
Other offering costs				678,579
Warrants amount				678,579
Assets held in trust				$ 232,300,000
Threshold minimum aggregate fair market value as a percentage of the assts held in the Trust Account				80.00%
Threshold percentage of public shares subject to redemption without the Company's prior written consent				50.00%
Minimum net tangible assets upon consummation of the Business Combination				$ 5,000,001
Obligation to redeem public shares if entity does not complete a business combination (as a percent)				100.00%
Redemption threshold as percent of outstanding				15.00%
Additional period to consummate business combination				6 months
Maximum net interest to pay dissolution expenses				$ 100,000
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Warrants amount				$ 11,850,000
Class A ordinary shares | Maximum
Subsidiary, Sale of Stock [Line Items]
Share price				$ 9.20
Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued		23,000,000
Share price		$ 10.00
Gross proceeds		$ 230,000,000
Exercise price of warrants		$ 11.50
Purchase price, per unit			$ 10.10	10.10
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued		3,000,000
Share price		$ 10.00
Exercise price of warrants		11.50		$ 11.50
Purchase price, per unit		$ 10.00
Private placement warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	8,900,000	8,900,000		8,900,000
Exercise price of warrants		$ 1.00		$ 1.00
Proceeds from issuance of warrants	$ 8,900,000	$ 8,900,000		$ 8,900,000
Purchase price, per unit	$ 1.00
Business Combination
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued				2,300,000
Exercise price of warrants				$ 1.00
Assets held in trust				$ 2,300,000